SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Summary of property, equipment and software estimated useful lives

Property, equipment and software are stated at cost less accumulated depreciation and impairment. Depreciation is computed using the straight-line method over the estimated useful lives of the assets, as follows:

Category	Estimated useful life
Electronic equipment	3 years
Furniture and office equipment	3-5 years
Software	2-10 years
Building	35-37 years
Leasehold improvement	Shorter of the lease term or estimated economic life

Summary of land use rights, net	Land use rights are recorded at cost and amortized on a straight line basis over the term of the land certificates, as follows:

Category	Estimated useful life
Land use rights, net	37 years

Summary of amortization periods by intangible asset classes	The estimated useful lives of intangible assets are as follows:

Category	Estimated useful life
Student base	1.5-2 years
Trademark	3-10 years
License	2.4-10 years

Summary of disaggregated revenue by types	The following table provides information about disaggregated revenue by types, including a reconciliation of the disaggregated revenue with the Group’s reportable segment.

	Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Net revenues
- Learning services	2,436,110	2,872,901	4,419,964
- Educational content & digitalized learning products	26,791	55,980	83,930
- Other revenue	35,313	31,932	49,662
Total net revenues	2,498,214	2,960,813	4,553,556

Summary of contract liabilities arising from contract with customers

The following table provides information about the Group's contract liabilities and refund liability arising from contract with customers.

	Year ended December 31,
	2023	2024
	RMB	RMB
Deferred revenue, current portion	1,113,480	1,867,096
Deferred revenue, non-current portion	124,141	218,797
	1,237,621	2,085,893
Refund liability	67,157	127,969